Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,100	$ 1,100	$ 3,820	$ 1,956	$ 4,576	$ 2,662
Losses on disposal of property and equipment					$ 0	$ (108)